Note 18. Fair Value Disclosure of Financial Instruments	12 Months Ended
Dec. 31, 2011
Financial Instruments Disclosure [Text Block]
18.	FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS

The carrying amounts and estimated fair values at December 31 are as follows:

	2011		2010
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(In thousands)
Financial assets:
Cash and due from depository institutions	$51,528	$51,528	$61,711	$61,711
Federal funds sold	3,168	3,168	4,713	4,713
Securities available for sale	98,102	98,102	76,045	76,045
Securities held to maturity	41,040	43,834	39,332	40,482
Loans	224,333	235,528	205,075	213,729
Loans held for sale	--	--	320	320
Accrued interest receivable	1,121	1,121	1,165	1,165
Regulatory stock	1,884	1,884	1,884	1,884
Bank-owned life insurance (“BOLI”)	7,449	7,449	5,727	5,727
Financial liabilities:
Deposits	$389,063	$393,054	$356,189	$359,687
Short term borrowings	945	945	3,585	3,585
Federal Home Loan Bank advances	416	483	644	755
Accrued interest payable	160	160	185	185

Financial instruments are defined as cash, evidence of ownership interest in an entity, or a contract which creates an obligation or right to receive or deliver cash or another financial instrument from/to a second entity on potentially favorable or unfavorable terms.

Fair value is defined as the amount at which a financial instrument could be exchanged in a current transaction between willing parties other than in a forced or liquidation sale.  If a quoted market price is available for a financial instrument, the estimated fair value would be calculated based upon the market price per trading unit of the instrument.

If no readily available market exists, the fair value estimates for financial instruments should be based upon management’s judgment regarding current economic conditions, interest rate risk, expected cash flows, future estimated losses, and other factors as determined through various option pricing formulas or simulation modeling.  As many of these assumptions result from judgments made by management based upon estimates which are inherently uncertain, the resulting estimated fair values may not be indicative of the amount realizable in the sale of a particular financial instrument.  In addition, changes in assumptions on which the estimated fair values are based may have a significant impact on the resulting estimated fair values.

As certain assets and liabilities such as deferred tax assets and liabilities, premises and equipment and many other operational elements of the Company, are not considered financial instruments, but have value, this estimated fair value of financial instruments would not represent the full market value of the Company.

The Company employed simulation modeling in determining the estimated fair value of financial instruments for which quoted market prices were not available based upon the following assumptions:

Cash and Due from Depository Institutions, Federal Funds Sold, Accrued Interest Receivable, Regulatory Stock, BOLI, Short-Term Borrowings, and Accrued Interest Payable

The fair value approximates the current carrying value.

Investment Securities and Loans Held for Sale

The fair value of investment securities and loans held for sale are equal to the available quoted market price.  If no quoted market price is available, fair value is estimated using the quoted market price for similar securities.

Loans, Deposits, and Federal Home Loan Bank Advances

The fair value is estimated by discounting future cash flows using current market inputs at which loans with similar terms and qualities would be made to borrowers of similar credit quality.  Where quoted market prices were available, primarily for certain residential mortgage loans, such market rates were utilized as estimates for fair value.  Demand, savings, and money market deposit accounts are valued at the amount payable on demand as of year end.  The fair values of certificates of deposit and other borrowed funds are based on the discounted value of contractual cash flows.  The discount rates are estimated using rates currently offered for similar instruments with similar remaining maturities.

Commitments to Extend Credit and Standby Letters of Credit

These financial instruments are generally not subject to sale, and estimated fair values are not readily available.  The carrying value, represented by the net deferred fee arising from the unfunded commitment or letter of credit, and the fair value, determined by discounting the remaining contractual fee over the term of the commitment using fees currently charged to enter into similar agreements with similar credit risk, are not considered material for disclosure.  The contractual amounts of unfunded commitments and letters of credit are presented previously in the commitments and contingent liabilities note.